111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated November 1, 2014

Harbor Commodity Real Return Strategy Fund

The following information regarding Pacific Investment Management Company LLC (“PIMCO”), the subadviser for Harbor Commodity Real Return Strategy Fund, has changed:

Effective immediately, Nicholas J. Johnson and Jeremie Banet joined Mihir Worah as portfolio managers for Harbor Commodity Real Return Strategy Fund. Messrs. Worah, Johnson and Banet jointly manage the Harbor Commodity Real Return Strategy Fund.

Messrs. Johnson and Banet are Executive Vice Presidents and Portfolio Managers of PIMCO and have been associated with PIMCO since 2004 and 2011, respectively.

All references in the Statement of Additional Information to Mr. Worah as the sole portfolio manager for Harbor Commodity Real Return Strategy Fund are hereby replaced with references to Messrs. Worah, Johnson and Banet as joint portfolio managers for Harbor Commodity Real Return Strategy Fund.

The following supplements the information under the heading “The Portfolio Managers” on page 50 for Harbor Commodity Real Return Strategy Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR COMMODITY REAL RETURN STRATEGY FUND
Nicholas J. Johnson
All Accounts	2	*	$4,913	*	6	*	$1,771	*	10	*	$1,520	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	1	*	40	*
Jeremie Banet
All Accounts	0	*	—	*	0	*	—	*	0	*	—	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	0	*	—	*

*	Information is as of December 31, 2014.

SECURITIES OWNERSHIP

As of December 31, 2014, Messrs. Johnson and Banet did not beneficially own any shares of Harbor Commodity Real Return Strategy Fund.

111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2014

Harbor Unconstrained Bond Fund

The following information regarding Pacific Investment Management Company LLC (“PIMCO”), the subadviser for Harbor Unconstrained Bond Fund, has changed:

Effective immediately, Marc P. Seidner replaced Saumil H. Parikh and joined Mohsen Fahmi and Daniel J. Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund. Messrs. Seidner, Fahmi and Ivascyn jointly manage the Harbor Unconstrained Bond Fund.

Mr. Seidner is Chief Investment Officer Non-traditional Strategies and a Managing Director of PIMCO. Mr. Seidner rejoined PIMCO in November 2014 after having previously been associated with PIMCO from 2009 until January 2014.

All references in the Statement of Additional Information to Mr. Parikh as portfolio manager for Harbor Unconstrained Bond Fund are hereby replaced with references to Messrs. Seidner, Fahmi and Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund.

The following supplements the information under the heading “The Portfolio Managers” on page 50 for Harbor Unconstrained Bond Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR UNCONSTRAINED BOND FUND
Marc P. Seidner
All Accounts	0	*	$—	*	0	*	$—	*	1	*	$415	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	1	*	415	*

*	Information is as of December 31, 2014.

SECURITIES OWNERSHIP

As of December 31, 2014, Mr. Seidner did not beneficially own any shares of Harbor Unconstrained Bond Fund.

Harbor Real Return Fund

The following information regarding Pacific Investment Management Company LLC (“PIMCO”), the subadviser for Harbor Real Return Fund, has changed:

Effective immediately, Jeremie Banet joined Mihir Worah as portfolio manager for Harbor Real Return Fund. Messrs. Worah and Banet jointly manage the Harbor Real Return Fund.

Mr. Banet is an Executive Vice President and Portfolio Manager of PIMCO and has been associated with PIMCO since 2011.

All references in the Statement of Additional Information to Mr. Worah as the sole portfolio manager for Harbor Real Return Fund are hereby replaced with references to Messrs. Worah and Banet as joint portfolio managers for Harbor Real Return Fund.

111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2014

The following supplements the information under the heading “The Portfolio Managers” on page 50 for Harbor Real Return Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR REAL RETURN FUND
Jeremie Banet
All Accounts	0	*	$—	*	0	*	$—	*	0	*	$—	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	0	*	—	*

*	Information is as of December 31, 2014.

SECURITIES OWNERSHIP

As of December 31, 2014, Mr. Banet did not beneficially own any shares of Harbor Real Return Fund.

Dated: January 15, 2015

Harbor International Growth Fund

The following information regarding Baillie Gifford Overseas Limited (“Baillie Gifford”), the subadviser for Harbor International Growth Fund, has changed:

Effective November 30, 2014, Moritz Sitte, Sophie Earnshaw and Tom Walsh will join Gerard Callahan, Iain Campbell and Joe Faraday as members of Baillie Gifford’s Portfolio Construction Group. The Portfolio Construction Group has responsibility for making investment decisions for the Harbor International Growth Fund using a team based approach. Paul Faulkner, currently a member of the Portfolio Construction Group, will be departing Baillie Gifford by December 1, 2014 and therefore will no longer have any responsibility for managing the Harbor International Growth Fund following his departure.

Mr. Sitte and Ms. Earnshaw are Portfolio Managers at Baillie Gifford and have been associated with Baillie Gifford since 2010. Mr. Walsh is a Portfolio Manager at Baillie Gifford and has been associated with Baillie Gifford since 2009.

All references in this Statement of Additional Information to Mr. Faulkner as a member of the Portfolio Construction Group and a portfolio manager for Harbor International Growth Fund shall be removed effective December 1, 2014.

111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2014

The following supplements the information under the heading “The Portfolio Managers” on page 50 for Harbor International Growth Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR INTERNATIONAL GROWTH FUND
Moritz Sitte
All Accounts	0	*	$—	*	1	*	$289	*	1	*	$817	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	0	*	—	*
Sophie Earnshaw
All Accounts	1	*	510	*	8	*	3,260	*	16	*	9,782	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	2	*	3,927	*
Tom Walsh
All Accounts	0	*	—	*	2	*	1,743	*	0	*	—	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	—	*	0	*	—	*	0	*	—	*

*	Information is as of September 30, 2014.

SECURITIES OWNERSHIP

As of November 28, 2014, Messrs. Sitte, Walsh and Ms. Earnshaw did not beneficially own any shares of Harbor International Growth Fund.

Dated: November 28, 2014

Investors Should Retain This Supplement For Future Reference

Page 4 of 4	S0115.SAI.1101